Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Total commitments and contingent liabilities
Disclosure of contingent liabilities [line items]
Notional amount	£ 456,462	£ 449,980
Guarantees and letters of credit pledged as collateral security
Disclosure of contingent liabilities [line items]
Notional amount	17,687	16,749
Performance guarantees, acceptances and endorsements
Disclosure of contingent liabilities [line items]
Notional amount	8,235	8,625
Documentary credits and other short-term trade related transactions
Disclosure of contingent liabilities [line items]
Notional amount	1,263	1,103
Standby facilities, credit lines and other commitments
Disclosure of contingent liabilities [line items]
Notional amount	£ 429,277	£ 423,503